Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet

(Canadian $ in millions)							2025
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1) (2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	$158,361	$28,940	$129,421	$6,899	$121,546	$49	$927
Derivative instruments	57,489	338	57,151	43,254	2,655	5,665	5,577
	$215,850	$29,278	$186,572	$50,153	$124,201	$5,714	$6,504

Financial Liabilities
Derivative instruments	$59,067	$338	$58,729	$43,254	$2,657	$7,613	$5,205
Securities lent or sold under repurchase agreements	163,907	28,940	134,967	6,899	127,526	126	416
	$222,974	$29,278	$193,696	$50,153	$130,183	$7,739	$5,621

							2024
Financial Assets
Securities borrowed or purchased under resale agreements	$135,282	$24,375	$110,907	$5,738	$103,814	$72	$1,283
Derivative instruments	47,662	409	47,253	31,576	2,294	3,802	9,581
	$182,944	$24,784	$158,160	$37,314	$106,108	$3,874	$10,864

Financial Liabilities
Derivative instruments	$58,712	$409	$58,303	$31,576	$10,866	$7,378	$8,483
Securities lent or sold under repurchase agreements	135,166	24,375	110,791	5,738	104,266	258	529
	$193,878	$24,784	$169,094	$37,314	$115,132	$7,636	$9,012

(1)	Financial assets received/pledged as collateral are disclosed at fair value and limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.